UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Quest for Income and Growth Fund

Institutional Class (RFIDX)

Investor Class (RFTDX)

SEMI-ANNUAL REPORT

JANUARY 31, 2016

(UNAUDITED)

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sub-sectors that the underlying securities represent, as a percentage of net assets.

Money Market Fund, 4.33%
Other Assets Less Liabilities, 0.35%
Utilities: Telecommunications, 2.31%
Agriculture Fishing & Ranching, 1.12%
Auto Parts, 0.94%
Truckers, 2.66%
Back Office Support HR & Consulting, 6.93%
Textiles Apparel & Shoes, 5.47%
Banks: Diversified, 9.13%
Telecommunications Equipment, 1.10%
Specialty Retail, 2.38%
Biotechnology, 5.30%
Semiconductors & Components, 2.47%
Building: Roofing/Wallboard & Plumbing, 1.64%
Securities Brokerage & Services, 4.35%
Building: Climate Control, 1.00%
Recreational Vehicles & Boats, 1.04%
Building: Materials, 1.49%
Restaurants, 5.97%
Chemicals: Diversified, 1.73%
Computer Services Software & Systems, 9.52%
Pharmaceuticals, 7.86%
Foods, 4.99%
Oil: Crude Producers, 3.53%
Health Care: Misc., 1.43%
Medical &Sevices, 3.26%
Health Care Services, 2.12%
Medical & Dental Instruments & Supplies, 4.17%
Machinery: Industrial, 1.41%

Per the fee table in the December 1, 2015 prospectus, the Fund's total annual operating expense ratio was 1.10%.

Portfolio composition is subject to change.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sub-sectors that the underlying securities represent, as a percentage of net assets.

Aerospace & Defense , 1.90%
Airlines , 3.45%
Automobiles , 2.04%
Beverages , 3.69%
Capital Markets , 2.77%
Chemicals , 1.70%
Commercial Banks , 4.18%
Construction & Engineering , 1.54%
Diversified Telecommunication Services , 10.05%
Food Products , 3.99%
Food & Staples Retailing , 1.97%
Insurance , 9.85%
IT Services, 1.45%
Media , 2.50%
Oil, Gas & Consumable Fuels , 2.64%
Pharmaceuticals , 5.86%
Real Estate Management & Development , 0.03%
Semiconductors & Semiconductor Equipment , 1.89%
Software , 1.82%
Tobacco , 2.58%
Transportation Infrastructure , 2.10%
Wireless Telecommunication Services, 0.28%
Real Estate Investment Trusts, 22.26%
Master Limited Partnerships & Publicly Traded Partnerships, 5.38%
Money Market Fund, 3.83%
Other Assets Less Liabilties, 0.25%

Per the fee table in the December 1, 2015 prospectus, the Fund's total annual operating expense ratio was 1.62% for Investor Class and 1.37% for Institutional Class.

Portfolio Composition is subject to change.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 95.32%

Agriculture Fishing & Ranching - 1.12%
4,460	Calavo Growers, Inc.	$ 230,805

Auto Parts - 0.94%
4,480	Dorman Products, Inc. *	193,984

Back Office Support HR & Consulting - 6.93%
15,950	WageWorks, Inc. *	713,603
13,370	Maximus, Inc.	713,557
		1,427,160
Banks: Diversified - 9.13%
19,910	PrivateBancorp, Inc.	749,213
7,046	South State Corp.	471,025
9,279	Pinnacle Financial Partners Inc.	462,558
9,460	BancorpSouth, Inc.	197,525
		1,880,321
Biotechnology - 5.30%
10,595	PRA Health Sciences, Inc. *	456,433
5,470	Eagle Pharmaceuticals, Inc. *	393,293
10,930	Repligen Corp. *	242,100
		1,091,826
Building: Roofing/Wallboard & Plumbing - 1.64%
14,970	Advanced Drainage Systems, Inc.	338,023

Building: Climate Control - 1.00%
9,510	AAON, Inc.	204,750

Building: Materials - 1.49%
8,190	Trex Company, Inc. *	307,616

Chemicals: Diversified - 1.73%
15,613	Aceto Corp.	356,757

Computer Services Software & Systems - 9.52%
10,313	Ellie Mae, Inc. *	720,157
4,322	SPS Commerce, Inc. *	282,140
5,390	LogMeln, Inc. *	281,574
3,592	Luxoft Holding, Inc. (Switzerland) *	269,687
9,020	Qualys, Inc. *	234,430
11,210	Callidus Software, Inc. *	172,970
		1,960,958

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Shares		Value

Foods - 4.99%
4,197	J&J Snack Foods Corp.	$ 453,192
4,510	Treehouse Foods, Inc. *	357,914
5,920	B&G Foods, Inc.	215,606
		1,026,712
Health Care: Misc. - 1.43%
6,647	Providence Service Corp. *	295,127

Health Care Services - 2.12%
10,205	Medidata Solutions, Inc. *	436,060

Machinery: Industrial - 1.41%
5,290	Proto Labs, Inc. *	290,897

Medical & Dental Instruments & Supplies - 4.17%
7,671	Cantel Medical Corp.	455,427
7,736	Neogen Corp. *	403,664
		859,091
Medical &Sevices - 3.26%
10,176	ICON Plc ADR (Ireland) *	672,328

Oil: Crude Producers - 3.53%
5,990	PDC Energy, Inc. *	340,651
13,060	Matador Resources Co. *	209,352
25,868	Callon Petroleum Co. *	177,196
		727,199
Pharmaceuticals - 7.86%
12,616	Prestige Brands Holdings, Inc. *	588,915
12,780	Cambrex Corp. *	442,699
33,526	Supernus Pharmaceuticals, Inc. *	380,185
28,975	Teligent Inc. *	208,041
		1,619,840
Restaurants - 5.97%
11,657	Popeyes Louisiana Kitchen, Inc. *	718,421
17,357	Sonic Corp.	509,949
		1,228,370
Recreational Vehicles & Boats - 1.04%
3,743	Drew Industries, Inc. *	214,848

Securities Brokerage & Services - 4.35%
7,700	MarketAxess Holdings, Inc.	894,971

* Non-income producing securities during the period.

ADR - American Depository Receipts.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Shares		Value

Semiconductors & Components - 2.47%
9,628	Silicon Laboratories, Inc. *	$ 439,037
2,973	Ceva, Inc. *	68,825
		507,862
Specialty Retail - 2.38%
7,436	Monro Muffler Brake, Inc.	488,917

Telecommunications Equipment - 1.10%
26,998	Ruckus Wireless Inc. *	227,053

Textiles Apparel & Shoes - 5.47%
12,056	GIII Apparel Group, Ltd. *	595,084
16,460	Steven Madden Ltd. *	531,493
		1,126,577
Truckers - 2.66%
13,415	Knight Transportation, Inc.	328,265
10,260	SAIA, Inc. *	219,461
		547,726
Utilities: Telecommunications - 2.31%
14,260	Cogent Communications Holdings, Inc.	476,427

TOTAL FOR COMMON STOCKS (Cost $18,642,930) - 95.32%		19,632,205

MONEY MARKET FUND - 4.33%
892,049	First American Government Obligation Fund 0.04% ** (Cost $892,049)	892,049

TOTAL INVESTMENTS (Cost $19,534,979) - 99.65%		20,524,254

OTHER ASSETS LESS LIABILITIES- 0.35%		71,759

NET ASSETS - 100.00%		$ 20,596,013

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at January 31, 2016.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $19,534,979 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)        $2,514,418

Gross Unrealized Depreciation (Tax)         (1,525,143)

Total                                                            $   989,275

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2016 (UNAUDITED)

Shares		Value

COMMON STOCKS - 68.28%

Aerospace & Defense - 1.90%
8,600	Bae Systems Plc. ADR (United Kingdom)	$ 254,474

Airlines - 3.45%
12,496	Japan Airlines Co., Ltd. (Japan)	461,999

Automobiles - 2.04%
3,937	Daimler AG (Germany) *	273,680

Beverages - 3.69%
1,035,603	Thai Beverage PCL (Thailand)	494,377

Capital Markets - 2.77%
26,300	Ares Capital Corporation	365,570
242	PJT Partners, Inc. *	6,249
		371,819
Chemicals - 1.70%
2,920	Lyondellbasell Industries NV (Netherlands)	227,672

Commercial Banks - 4.18%
6,650	Royal Bank of Canada (Canada)	345,054
3,980	Bank of Montreal (Canada)	214,113
		559,167
Construction & Engineering - 1.54%
9,473	Ferrovial SA (Spain)	206,658

Diversified Telecommunication Services - 10.05%
397,140	HKT Trust & HKT, Ltd. (Hong Kong)	521,593
12,232	At&T, Inc.	441,086
9,502	BCE, Inc. (Canada)	383,489
		1,346,168
Food Products - 3.99%
39,360	Marine Harvest ASA (Norway)	533,952

Food & Staples Retailing - 1.97%
104,890	Walmex ORD (Mexico)	263,714

* Non-income producing securities during the period.

ADR - American Depository Receipts.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Shares		Value

Insurance - 9.85%
2,784	Muenchener Rueckversicherungs-Gesellschaft AG (Germany) *	$ 533,442
3,840	Swiss RE AG ORD (Switzerland) *	355,870
62,460	Insurance Australia Group (Australia)	233,015
56,650	Legal & General Group PLC (United Kingdom)	196,546
		1,318,873
IT Services- 1.45%
4,050	Paychex, Inc.	193,833

Media - 2.50%
19,448	Regal Entertainment Group Class-A	335,478

Oil, Gas & Consumable Fuels - 2.64%
26,392	Ship Finance International, Ltd.	353,389

Pharmaceuticals - 5.86%
5,510	Johnson & Johnson	575,464
10,220	GlaxoSmithKline Plc. (United Kingdom)	209,545
		785,009
Real Estate Management & Development - 0.03%
158	RMR Group, Inc. *	3,295

Semiconductors & Semiconductor Equipment - 1.89%
11,300	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) *	252,555

Software - 1.82%
4,420	Microsoft Corp.	243,498

Tobacco - 2.58%
6,910	Reynolds American, Inc.	345,155

Transportation Infrastructure - 2.10%
4,203	Macquarie Infrastructure Company, LLC	281,853

Wireless Telecommunication Services - 0.28%
1,162	Vodafone Group Plc. ADR (United Kingdom)	37,416

TOTAL FOR COMMON STOCKS (Cost $8,960,965) - 68.28%		9,144,034

* Non-income producing securities during the period.

ADR - American Depository Receipts.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 22.26%
29,294	Starwood Property Trust, Inc.	$ 557,758
20,862	Blackstone Mortgage Trust, Inc.	516,960
6,791	Welltower, Inc.	422,536
239,425	Ascendas Real Estate Investment Trust (Singapore)	389,954
5,800	EPR Properties	347,710
13,900	STORE Capital Corp.	344,581
23,680	Spirit Realty Capital, Inc.	248,166
4,478	Select Income REIT Common Share	84,634
900	Camden Property Trust	68,670
8,978	Ascendas REIT Rights (Singapore) *	629
		2,981,598

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $3,248,416) - 22.26%		2,981,598

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 5.38%

Capital Markets - 2.14%
15,524	Alliance Bernstein Holdings, L.P.	286,263

Electric Utilities - 1.87%
6,956	Brookfield Infrastructure Partners, L.P. (Canada)	250,068

Oil, Gas & Consumable Fuels - 1.37%
3,341	TC Pipelines, L.P.	144,465
1,333	Energy Transfer Partners, L.P.	39,643
		184,108

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $816,960) - 5.38%		720,439

MONEY MARKET FUND - 3.83%
513,440	First American Government Obligation Fund 0.04% ** (Cost $513,440)	513,440

TOTAL INVESTMENTS (Cost $13,539,781) - 99.75%		13,359,511

OTHER ASSETS LESS LIABILITIES - 0.25%		33,824

NET ASSETS - 100.00%		$13,393,335

* Non-income producing securities during the period.

**Variable rate security; the coupon rate shown represents the yield at January 31, 2016.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $13,539,781 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)       $ 685,129

Gross Unrealized Depreciation (Tax)         (685,399)

Total                                                          $(180,270)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2016 (UNAUDITED)

Assets:	Small Cap Fund	Quest for Income and Growth Fund
Investments in Securities, at Value (Cost $19,534,979 and $13,539,781)	$ 20,524,254	$ 13,359,511
Cash	76,890	-
Receivables:
Dividends and Interest	3	19,575
Securities Sold	37,608	-
Shareholder Subscriptions	24,826	35,000
Prepaid Expenses	2,310	2,180
Total Assets	20,665,891	13,416,266
Liabilities:
Payables:
Advisory Fees	11,030	878
Securities Purchased	42,292	-
Distribution (12b-1) Fees	-	142
Trustee Fees	625	625
Other Expenses	15,931	21,286
Total Liabilities	69,878	22,931
Net Assets	$ 20,596,013	$ 13,393,335

Net Assets Consist of:
Paid In Capital	$ 20,224,530	$ 15,445,914
Accumulated Undistributed Net Investment Income (Loss)	(83,226)	29,687
Accumulated Realized Loss on Investments	(534,566)	(1,901,996)
Unrealized Appreciation (Depreciation) in Value of Investments	989,275	(180,270)
Net Assets, for 1,458,318 and 1,253,471 Shares Outstanding, respectively	$ 20,596,013	$ 13,393,335

Net Asset Value Per Share

Investor Class:

Net Assets		$ 1,216,234
Shares outstanding (unlimited number of shares authorized with no par value)		114,192
Net Asset Value, Redemption Price and Offering Price Per Share		$ 10.65

Institutional Class:

Net Assets	$ 20,596,013	$ 12,177,101
Shares outstanding (unlimited number of shares authorized with no par value)	1,458,318	1,139,279
Net Asset Value, Redemption Price and Offering Price Per Share	$ 14.12	$ 10.69

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2016 (UNAUDITED)

Investment Income:	Small Cap Fund	Quest for Income and Growth Fund
Dividends (net of foreign withholding of $0 and $10,528, respectively)	$ 48,215	$ 242,133
Distributions received from Master Limited Partnerships	-	12,393
Interest	55	13
Total Investment Income	48,270	254,539

Expenses:
Advisory Fees (Note 4)	119,541	73,282
Distribution (12b-1) Fees - Investor Class	-	1,566
Audit Fees	8,623	9,125
Transfer Agent & Accounting Fees	15,850	18,470
Registration Fees	792	637
Custody Fees	3,187	3,752
Insurance Fees	2,962	1,988
Trustee Fees	1,354	1,354
Printing Fees	168	405
Nasdaq Fees	24	52
Miscellaneous Fees	1,437	1,220
Legal Fees	7,154	7,154
Total Expenses	161,092	119,005
Advisory Fees Waived (Note 4)	(29,596)	(36,829)
Net Expenses	131,496	82,176

Net Investment Income (Loss)	(83,226)	172,363

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(22,031)	(1,142,974)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,567,754)	(683,646)
Net Realized and Unrealized Loss on Investments	(3,589,785)	(1,826,620)

Net Decrease in Net Assets Resulting from Operations	$(3,673,011)	$(1,654,257)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2016	7/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (83,226)	$ (71,921)
Net Realized Gain (Loss) on Investments	(22,031)	1,672,914
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,567,754)	2,661,115
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,673,011)	4,262,108

Distributions to Shareholders:
Realized Gains	(1,549,408)	(1,728,853)
Total Distributions Paid to Shareholders	(1,549,408)	(1,728,853)

Capital Share Transactions (Note 5)	376,966	4,189,040

Total Increase (Decrease) in Net Assets	(4,845,453)	6,722,295

Net Assets:
Beginning of Period	25,441,466	18,719,171

End of Period (Including Undistributed Net Investment Income (Loss)	$ 20,596,013	$ 25,441,466
of $(83,226) and $0, respectively)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2016	7/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 172,363	$ 550,894
Net Realized Loss on Investments	(1,142,974)	(489,921)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(683,646)	(633,075)
Net Decrease in Net Assets Resulting from Operations	(1,654,257)	(572,102)

Distributions to Shareholders:
Net Investment Income:
Investor Class	(13,075)	(55,617)
Institutional Class	(155,635)	(582,504)
Total Distributions Paid to Shareholders	(168,710)	(638,121)

Capital Share Transactions (Note 5)	(290,020)	(703,127)

Total Decrease in Net Assets	(2,112,987)	(1,913,350)

Net Assets:
Beginning of Period	15,506,322	17,419,672

End of Period (Including Undistributed Net Investment Income (Loss)	$ 13,393,335	$ 15,506,322
of $29,687 and $26,034, respectively)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2016	Years Ended			Period Ended * 7/31/2012
		7/31/2015	7/31/2014	7/31/2013

Net Asset Value, at Beginning of Period	$ 17.69	$ 15.86	$ 15.33	$ 12.90	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Loss **	(0.06)	(0.06)	(0.13)	(0.08)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	(2.47)	3.29	0.77	2.73	3.01
Total from Investment Operations	(2.53)	3.23	0.64	2.65	2.91

Distributions:
Realized Gains	(1.04)	(1.40)	(0.11)	(0.22)	(0.01)
Total from Distributions	(1.04)	(1.40)	(0.11)	(0.22)	(0.01)

Net Asset Value, at End of Period	$ 14.12	$ 17.69	$ 15.86	$ 15.33	$ 12.90

Total Return ***	(14.82)%(b)	21.40%	4.17%	21.01%	29.15%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 20,596	$ 25,441	$ 18,719	$ 15,841	$ 8,811
Before Waivers
Ratio of Expenses to Average Net Assets	1.35%(a)	1.39%	1.49%	1.69%	2.29%(a)
Ratio of Net Investment Loss to Average Net Assets	(0.95)%(a)	(0.63)%	(1.16)%	(1.15)%	(2.00)%(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.10%(a)	1.10%	1.10%	1.13%	1.25%(a)
Ratio of Net Investment Loss to Average Net Assets	(0.70)%(a)	(0.33)%	(0.78)%	(0.59)%	(0.95)%(a)
Portfolio Turnover	24.90%(b)	68.50%	79.29%	86.85%	92.21%(b)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.

** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2016	Years Ended		Period Ended* 7/31/2013

		7/31/2015	7/31/2014

Net Asset Value, at Beginning of Period	$ 12.06	$ 12.98	$ 12.65	$ 12.70

Income From Investment Operations:
Net Investment Income **	0.12	0.38	0.71	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.41)	(0.84)	0.48	(0.05)
Total from Investment Operations	(1.29)	(0.46)	1.19	0.00

Distributions:
Net Investment Income	(0.12)	(0.46)	(0.76)	(0.05)
Realized Gains	-	-	(0.10)	-
Total from Distributions	(0.12)	(0.46)	(0.86)	(0.05)

Net Asset Value, at End of Period	$ 10.65	$ 12.06	$ 12.98	$ 12.65

Total Return ***	(10.75)%(b)	(3.68)%	9.49%	(0.02)%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,216	$ 1,356	$ 1,718	$ 2,731
Before Waivers
Ratio of Expenses to Average Net Assets	2.14%(a)	2.14%	2.24%	2.17%(a)
Ratio of Net Investment Income to Average Net Assets	1.35%(a)	2.22%	4.57%	1.81%(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.35%(a)	1.35%	1.35%	1.35%(a)
Ratio of Net Investment Income to Average Net Assets	2.13%(a)	3.01%	5.45%	2.63%(a)
Portfolio Turnover	38.72%(b)	36.85%	38.63%	46.45%(b)

* For the period June 4, 2013 (launch of share class) through July 31, 2013.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2016	Years Ended			Period Ended* 7/31/2012

		7/31/2015	7/31/2014	7/31/2013

Net Asset Value, at Beginning of Period	$ 12.10	$ 13.02	$ 12.61	$ 12.01	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income **	0.13	0.41	0.77	0.57	0.45
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.41)	(0.85)	0.46	0.77	1.68
Total from Investment Operations	(1.28)	(0.44)	1.23	1.34	2.13

Distributions:
Net Investment Income	(0.13)	(0.48)	(0.72)	(0.64)	(0.11)
Realized Gains	-	-	(0.10)	(0.10)	(0.01)
Total from Distributions	(0.13)	(0.48)	(0.82)	(0.74)	(0.12)

Net Asset Value, at End of Period	$ 10.69	$ 12.10	$ 13.02	$ 12.61	$ 12.01

Total Return ***	(10.61)% (b)	(3.47)%	9.84%	11.40%	21.52%(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,177	$ 14,150	$15,702	$11,984	$ 3,726
Before Waivers
Ratio of Expenses to Average Net Assets	1.58%(a)	1.60%	1.74%	2.04%	4.85%(a)
Ratio of Net Investment Income to Average Net Assets	1.90%(a)	2.73%	5.29%	3.61%	1.18%(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.10%(a)	1.10%	1.10%	1.12%	1.20%(a)
Ratio of Net Investment Income to Average Net Assets	2.38%(a)	3.23%	5.93%	4.54%	4.84%(a)
Portfolio Turnover	38.72%(b)	36.85%	38.63%	46.45%	22.40%(b)

* For the period September 29, 2011 (commencement of investment operations) through July 31, 2012.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized

(b) Not annualized

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2016 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of four series:  Ranger Small Cap Fund, Ranger Mid Cap Fund, Ranger International Fund, and Ranger Quest for Income and Growth Fund.  The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund (collectively, the “Funds”). The Ranger Mid Cap Fund and Ranger International Fund are not currently available for sale.  Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective of seeking long-term growth of capital.  Ranger Quest for Income and Growth Fund (“Income and Growth Fund”) is a diversified portfolio with an investment objective of seeking long term growth of capital while providing current income.  Each Fund offers Institutional Class Shares and Investor Class Shares.  Currently, the Small Cap Fund does not offered Investor Class shares. The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board”).  The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (the “Small Cap Adviser”) and Ranger International Management, L.P, (the “Income and Growth Adviser”) serve as investment advisers (the “Advisers”) to Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of, and during the six months ended January 31, 2016, the officers of the Trust have analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ open

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

tax years or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of, and during the six months ended January 31, 2016, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The first-in first-out method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Share valuation: The net asset value per share of each class of shares for Small Cap and Income and Growth are calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap and Income and Growth is equal to the net asset value per share.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the daily exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net realized and unrealized gain on investments in the statement of operations.

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, MSS will provide all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to a Fund Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

For the services rendered to the Funds pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS an annual fee based on the average value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the six months ended January 31, 2016, the Small Cap Fund and the Income and Growth Fund incurred $15,850 and $18,470 in Transfer Agent and Accounting fees, respectively.  At January 31, 2016, the Small Cap Fund and the Income and Growth Fund owed $2,625 and $3,085 in Transfer Agent and Accounting fees, respectively.

12b-1 Plan and Distribution Agreement: The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets.   Institutional Classes of the Funds are not subject to a 12b-1 fee.    Under the Plan, the Trust may engage in any activities related to the distribution of each Fund's shares.

Rafferty Capital Markets, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

The Trust and the Advisers are not affiliated with the Distributor.

For the six months ended January 31, 2016, the Income and Growth Fund, Investor Class shares, accrued $1,566 in distribution fees.  At January 31, 2016, the Income and Growth Fund, Investor Class shares, owed $142 in distribution fees.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisers believe such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

The Income and Growth Fund may invest in publicly traded partnership interests (“PTPs”) and master limited partnership interests (“MLPs”), a subset of PTPs.  PTPs are limited partnerships, the interests in which are known as “units”.  PTP units typically trade publically, like stocks, and thus may provide the investor more liquidity than ordinary limited partnerships.  Generally, these securities will be classified as Level 1 of value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as Level 2. The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2016:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,632,205	$ -	$ -	$19,632,205
Money Market Fund:
First American Gov't Obligation Fund Class Z	892,049	-	-	892,049
Total	$20,524,254	$ -	$ -	$20,524,254

The following table presents information about the Income and Growth Fund’s investments measured at fair value as of January 31, 2016:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,144,034	$ -	$ -	$ 9,144,034
Real Estate Investment Trusts	2,981,598	-	-	2,981,598
Master Limited Partnerships & Publicly Traded Partnerships	720,439	-	-	720,439
Money Market Fund:
First American Gov't Obligation Fund Class Z	513,440	-	-	513,440
Total	$13,359,511	$ -	$ -	$13,359,511

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Neither Fund held any Level 2 or Level 3 assets during the six months ended January 31, 2016.  Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments.  Neither Fund had transfers into or out of Level 1, Level 2 or Level 3 during the six months ended January 31, 2016.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2016.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Investment Management Agreements (“Advisory Agreements”) between each Adviser and the Trust, the Small Cap Adviser and the Income and Growth Adviser are entitled to investment advisory fees, computed daily and payable monthly of 1.0% per annum of the average daily net assets of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.  For the six months ended January 31, 2016, the Advisers earned $119,541 and $73,282 from the Small Cap Fund and Income and Growth Fund, respectively.  For the six months ended January 31, 2016, the Advisers waived $29,596 and $36,829 in expenses from the Small Cap Fund and Income and Growth Fund, respectively.  At January 31, 2016, the Advisers were owed $11,030 and $878 from the Small Cap Fund and Income and Growth Fund, respectively.

The Small Cap Adviser and the Income and Growth Adviser have each entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby they have agreed to reduce its fees and reimburse expenses with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of any Rule 12b-1 fees, acquired fund fees and expenses, distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund will not exceed 1.10% and 1.10%, respectively, until November 30, 2016.  The Small Cap Adviser and the Income and Growth Adviser may recoup any waived amount from each respective Fund pursuant to these Expense Limitation Agreements if such reimbursement does not cause the respective Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which the respective adviser incurred the expenses.  As of July 31, 2015, the Adviser is able to recapture $194,604 in expenses pursuant to the Expense Limitation Agreement for the Small Cap Fund.  As of July 31, 2015, the Adviser is entitled to recapture $269,361 in expenses pursuant to the Expense Limitation Agreement for the Income and Growth Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Income and Growth Fund
July 31, 2013	July 31, 2016	$61,610	$ 67,467
July 31, 2014	July 31, 2017	$68,990	$112,088
July 31, 2015	July 31, 2018	$64,004	$ 89,806

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Each Trustee who is not affiliated with the Trust and/or the Advisers will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.   The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee.  None of the executive officers receive compensation from the Trust.

Note 5. Capital Share Transactions

At January 31, 2016, there were unlimited shares authorized at no par value for the Ranger Funds Investment Trust (which includes the Small Cap Fund and the Income and Growth Fund).  Paid in capital for the six months ended January 31, 2016 amounted to $20,224,530 and $15,445,914 for the Small Cap Fund and Income and Growth Fund, respectively.  The following table summarizes transactions in capital for the six months ended January 31, 2016, and the year ended July 31, 2015:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2016		Year Ended July 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	139,920	$ 2,223,706	318,412	$ 5,204,352
Shares reinvested	59,276	918,777	55,597	880,655
Shares redeemed	(179,220)	(2,765,517)	(115,935)	(1,895,967)
Net increase	19,976	$ 376,966	258,074	$ 4,189,040

Income and Growth Fund – Investor Class	Six Months Ended January 31, 2016		Year Ended July 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	14,309	$ 154,137	14,495	$ 186,637
Shares reinvested	2,354	27,613	3,196	41,079
Shares redeemed	(14,982)	(167,878)	(37,533)	(475,523)
Net decrease	1,681	$ 13,872	(19,842)	$ (247,807)

Income and Growth Fund – Institutional Class	Six Months Ended January 31, 2016		Year Ended July 31, 2015
	Shares	Amount	Shares	Amount
Shares sold	52,575	$ 620,178	242,877	$ 3,093,996
Shares reinvested	25,607	300,734	31,095	401,120
Shares redeemed	(108,723)	(1,224,804)	(310,532)	(3,950,436)
Net increase (decrease)	(30,541)	$ (303,892)	(36,560)	$ (455,320)

The Small Cap Fund has not issued Investor Class shares.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Note 6. Investments

Small Cap Fund

For the six months ended January 31, 2016, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $5,695,166 and $6,818,634, respectively. For federal income tax purposes, as of January 31, 2016, the gross unrealized appreciation for all securities totaled $2,514,418 and the gross unrealized depreciation for all securities totaled $1,525,143, for a net unrealized appreciation of $989,275.  The aggregate cost of securities for federal income tax purposes at January 31, 2016, was $19,534,979.

Income and Growth Fund

For the six months ended January 31, 2016, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $5,516,836 and $6,375,874, respectively. For federal income tax purposes, as of January 31, 2016, the gross unrealized appreciation for all securities totaled $685,129 and the gross unrealized depreciation for all securities totaled $865,399, for a net unrealized depreciation of $180,270.  The aggregate cost of securities for federal income tax purposes at January 31, 2016, was $13,539,781.

Note 7. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2016, a long-term capital gain distribution of $1.04145 per share was paid on December 29, 2015, for shareholders on record as of December 28, 2015, for a total distribution of $1,549,408.

During the year ended July 31, 2015, a long-term capital gain distribution of $1.40075 per share was paid on December 29, 2014, for shareholders on record as of December 26, 2014, for a total distribution of $1,728,853.

The tax character of distributions paid during the year ended July 31, 2015, was as follows:

Capital Gain

$ 1,728,853

During the year ended July 31, 2014, a long-term capital gain distribution of $0.11473 per share was paid on December 27, 2013, for shareholders on record as of December 26, 2013, for a total distribution of $125,661.

The tax character of distributions paid during the year ended July 31, 2014 was as follows:

       Capital Gain

$ 125,661

RANGER FUNDS INVESTMENT TRUST

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RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

As of July 31, 2015, for tax purposes the Small Cap Fund’s undistributed net investment income was $0.  Additionally, the Small Cap Fund has elected to defer 2014 post October capital losses of $476,424, and its accumulated net realized gain on investments is $1,549,419.

Income and Growth Fund

Investor Class

During the six months ended January 31, 2016, an ordinary income distribution of $0.06371 per share was paid on October 29, 2015, for shareholders on record as of October 28, 2015, for a total distribution of $7,061. An ordinary income distribution of $0.05727 per share was paid on December 29, 2015, for shareholders on record as of December 28, 2015, for a total distribution of $6,014.

During the year ended July 31, 2015, an ordinary income distribution of $0.11187 per share was paid on October 30, 2014, for shareholders on record as of October 29, 2014, for a total distribution of $13,789. An ordinary income distribution of $0.02736 per share was paid on December 29, 2014, for shareholders on record as of December 26, 2014, for a total distribution of $3,416. An ordinary income distribution of $0.05533 per share was paid on January 29, 2015, for shareholders on record as of January 28, 2015, for a total distribution of $6,967.  An ordinary income distribution of $0.13907 per share was paid on April 29, 2015, for shareholders on record as of April 28, 2015, for a total distribution of $16,907.  An ordinary income distribution of $0.12306 per share was paid on July 31, 2015, for shareholders on record as of July 30, 2015, for a total distribution of $14,538.

The tax character of distributions paid during the year ended July 31, 2015, was as follows:

Ordinary Income

$   55,617

During the year ended July 31, 2014, an ordinary income distribution of $0.1290 per share was paid on October 31, 2013, for shareholders on record as of October 30, 2013, for a total distribution of $26,198. A short-term capital gain distribution of $0.02277 per share, a long-term capital gain distribution of $0.0718 per share, and an ordinary income distribution of $0.04015 per share were paid on December 27, 2013, for shareholders on record as of December 26, 2013, for a total distribution of $25,672. An ordinary income distribution of $0.02302 per share was paid on January 31, 2014, for shareholders on record as of January 30, 2014, for a total distribution of $4,099.  An ordinary income distribution of $0.43204 per share was paid on April 30, 2014, for shareholders on record as of April 29, 2014, for a total distribution of $61,268.  An ordinary income distribution of $0.138 per share was paid on July 30, 2014, for shareholders on record as of July 29, 2014, for a total distribution of $18,095.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

The tax character of distributions paid during the year ended July 31, 2014 was as follows:

Ordinary Income

$   121,649

Capital Gain

$     13,682

Institutional Class

During the six months ended January 31, 2016, an ordinary income distribution of $0.0706 per share was paid on October 29, 2015, for shareholders on record as of October 28, 2015, for a total distribution of $84,037. An ordinary income distribution of $0.0618 per share was paid on December 29, 2015, for shareholders on record as of December 28, 2015, for a total distribution of $70,098. An ordinary income distribution of $0.00132 per share was paid on January 28, 2016, for shareholders on record as of January 27, 2016, for a total distribution of $1,500.

During the year ended July 31, 2015, an ordinary income distribution of $0.11668 per share was paid on October 30, 2014, for shareholders on record as of October 29, 2014, for a total distribution of $138,579. An ordinary income distribution of $0.03329 per share was paid on December 29, 2014, for shareholders on record as of December 26, 2014, for a total distribution of $39,416. An ordinary income distribution of $0.05609 per share was paid on January 29, 2015, for shareholders on record as of January 28, 2015, for a total distribution of $71,811.  An ordinary income distribution of $0.14446 per share was paid on April 29, 2015, for shareholders on record as of April 28, 2015, for a total distribution of $176,845.  An ordinary income distribution of $0.13257 per share was paid on July 31, 2015, for shareholders on record as of July 30, 2015, for a total distribution of $155,853.

The tax character of distributions paid during the year ended July 31, 2015, was as follows:

Ordinary Income

$   582,504

During the year ended July 31, 2014, an ordinary income distribution of $0.1298 per share was paid on October 31, 2013, for shareholders on record as of  October 30, 2013, for a total distribution of $128,334. A short-term capital gain distribution of $0.02277 per share, a long-term capital gain distribution of $0.0718 per share, and an ordinary income distribution of $0.04738 per share were paid on December 27, 2013, for shareholders on record as of December 26, 2013, for a total distribution of $149,360. An ordinary income distribution of $0.02558 per share was paid on January 31, 2014, for shareholders on record as of January 30, 2014, for a total distribution of $29,696.  An ordinary income distribution of $0.3787 per share was paid on April 30, 2014, for shareholders on record as of April 29, 2014, for a total distribution of $446,488.  An ordinary income distribution of $0.13915 per share was paid on July 30, 2014, for shareholders on record as of July 29, 2014, for a total distribution of $167,049.

RANGER FUNDS INVESTMENT TRUST

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RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

The tax character of distributions paid during the year ended July 31, 2014 was as follows:

Ordinary Income

$ 845,380

Capital Gain

$   75,548

As of July 31, 2015, for tax purposes Income and Growth Fund’s undistributed net investment income was $0 and its undistributed realized loss (“capital loss carryforward”) on investments was $506,460. These capital loss carryforward amounts have no expiration. The Income & Growth Fund has elected to defer 2014 post October capital losses of $353,453.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of January 31, 2016, R. E. Smith Sub S Trust, held approximately 41.53% and National Financials Services, LLC held approximately 31.74% of the voting securities of the Small Cap Fund and each may be deemed to control the Small Cap Fund.  As of January 31, 2016, Charles Schwab & Co., Inc., held in omnibus accounts for the benefit of others, approximately 66.63% of the voting securities of the Income and Growth Fund and may be deemed to control the Income and Growth Fund.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

EXPENSE ILLUSTRATION

JANUARY 31, 2016 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, August 1, 2015 through January 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Ranger Small Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2015	January 31, 2016	August 1, 2015 to January 31, 2016

Actual	$1,000.00	$851.82	$5.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.61	$5.58

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Ranger Quest for Income and Growth Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2015	January 31, 2016	August 1, 2015 to January 31, 2016

Actual	$1,000.00	$893.86	$5.24
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.61	$5.58

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Ranger Quest for Income and Growth Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2015	January 31, 2016	August 1, 2015 to January 31, 2016

Actual	$1,000.00	$892.50	$6.42
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.35	$6.85

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

TRUSTEES & OFFICERS

JANUARY 31, 2016 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005).	4	Director, Fiberforge Corp. (2000- 2013).
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	N/A
Nimrod Hacker Year of Birth: 1968	Secretary (since September 2011)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	N/A
Thomas E. Burson Year of Birth: 1960	Chief Compliance Officer (since September 2011)	Chief Compliance Officer, Ranger Capital Group Holdings, L.P. (since 2004), and its affiliated investment advisers.	N/A	N/A
Joseph W. Thompson Year of Birth: 1959	Treasurer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002) and its affiliated investment advisers.	N/A	N/A

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201

** The term of office for each Trustee and Officer listed above will continue indefinitely.

*** The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

TRUSTEES & OFFICERS (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
James F. McCain Year of Birth: 1951	Independent Trustee (since September 2011)	Retired (since 8/2014); Chief Compliance Officer, SteelPath Capital Management LLC and SteelPath Fund Advisors, LLC; Chief Compliance Officer, SteelPath MLP Funds Trust (2010 – 8/2014); Chief Compliance Officer, Brazos Capital Management.	4	None
Curtis A. Hite Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Holdings (since 2007) (technology consulting).	4	None
Benjamin C. Bell, Jr. Year of Birth: 1959	Independent Trustee (since March 2014)	Managing Member, William K. Woodruff & Co, LLC (since 2009) (investment advisory firm).	4	None

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201

** The term of office for each Trustee and Officer listed above will continue indefinitely.

***The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2016 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-458-4744.

Approval of Renewal of Management Agreements

The Board of Trustees (the "Board" or "Trustees") considered the renewal of a management agreement with Ranger International Management, LP, the Ranger Quest for Income and Growth Fund's investment adviser; and the renewal of a management agreement with Ranger Investment Management, LP, the Ranger Small Cap Fund's investment adviser, at an in person meeting held September 28, 2015.  The Trustees review included, but was not limited to the following factors: (i) the investment performance of a fund and its adviser; (ii) the nature, extent and quality of the services provided by the adviser to a fund;  (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with a fund; (iv) the extent to which economies of scale will be realized as a fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of fund shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2016 (UNAUDITED)

 Quest for Income & Growth Fund - Agreement with Ranger International Management, LP

Nature, Extent and Quality of Services.  The Trustees reviewed the Ranger International Management, LP (the “Adviser”) experience and the capabilities of its personnel, as well as the quality of the reports and other materials provided to the Board.  The Trustees discussed the personnel changes at the Adviser, including the addition of personnel.  They noted that despite the changes at the Adviser, the continuity of the portfolio management staff and continued dedication to the Fund benefits shareholders.  The Trustees acknowledged the Adviser’s continued commitment to compliance and quality as demonstrated by its investment in personnel.  The Trustees considered the Adviser’s diligence and involvement with the other service providers to the Fund, and noted that the Adviser reported no material compliance or regulatory issues.  The Board agreed that it was satisfied with the quality of the services provided.

Performance.  The Trustees noted that the Fund’s performance for the one year period significantly underperformed both the MSCI ACWI Index and the Morningstar World Stock category.  They discussed the Adviser’s investment approach, noting the commitment to a fundamental, bottom up analysis to stock selection, and agreed that the Fund’s longer term performance, more in line with its benchmarks, is a better representation of the Adviser’s portfolio management skills.  The Trustees noted that the Adviser remains confident in its philosophy and the skills and expertise of a veteran portfolio manager.  A representative of the Adviser discussed the Fund’s beta versus the index.  After further discussion, the Trustees concluded that performance was acceptable.

Fees and Expenses.  The Trustees noted that the Adviser’s management fee is 1.00%, and that the Adviser has contractually agreed to limit the Fund’s total operating expenses to 1.10%.  They compared the advisory fee to that of a peer group of funds and noted that the advisory fee is among the highest among the Adviser selected peer group with one peer fund charging the same fee.  They considered, however, the Fund’s total assets noting that the peer group funds are larger, on average, and, therefore, may benefit from economies not available to the Fund at its current asset levels.  With respect to total operating expenses, the Trustees noted that although the Fund’s total expenses are higher than the peer group average of 1.03%, it is well within the range of peer group funds (0.90%-1.25%).  They further considered that the Adviser waived a significant portion of its advisory fee during the prior year pursuant to the expense limitation agreement in place earning a total fee, after waiver, of 0.50%.  After further discussion, the Trustees concluded that the advisory fee is reasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by the Adviser and noted that it very modest profit in connection with its relationship with the Fund, but agreed that the level of profit was not unreasonable in terms of actual dollars.  After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2016 (UNAUDITED)

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that the Adviser indicated it does not anticipate, based on current and projected asset levels, realizing significant economies of scale during the next 12 months.  The Trustees concluded to monitor the Fund asset levels annually and revisit breakpoints in the future as economies are realized.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and shareholders of the Fund.

Small Cap Fund – Advisory Agreement with Ranger Investment Management, LP

Nature, Extent and Quality of Service.  The Trustees reviewed the organizational structure of Ranger Investment Management, LP (the “Adviser”) and its investment philosophy, portfolio construction process, assets under management, and brokerage policies.  The Board further reviewed the Adviser’s experience and the capabilities of its personnel, as well as the quality of the reports and other materials provided to the Board.  The Trustees discussed the Adviser’s research process noting that the Adviser remains confident in its process, and believes that challenging markets provide the best opportunity for its skills and expertise to be highlighted.  They considered the Adviser’s culture of compliance noting that the Adviser had not reported compliance or regulatory issues or litigation since inception.  The Board expressed satisfaction with the quality of the services provided.

Performance.  The Trustees noted that the Fund returned 21.40% for the one  year period ended July 31, 2015, and 19.44% since inception, outperforming the Morningstar Small Cap category over both periods (16.46% and 19.00%, respectively) and the Russell 2000 Growth Index for the one year period (20.07%).  A representative of the adviser provided data on the Fund’s recent outperformance in June, July, and August 2015, attributing the outperformance to the market’s appreciation of quality stocks.  After further discussion, the Trustees concluded that performance was acceptable.

Fees and Expenses.  The Trustees noted that the Adviser’s management fee is 1.00%, and that the Adviser has contractually agreed to limit the Fund’s total operating expenses to 1.10%.  They compared the advisory fee to that of a peer group of funds and noted that the advisory fee is higher than the average, but within the range of advisory fees charged by peer group funds (0.65% - 1.15%).  They discussed the adviser’s method for selecting the peer group.  The Trustees considered that the Adviser waived a significant portion of its advisory fee during the prior year pursuant to the expense limitation agreement in place, earning a total fee, after waiver, of approximately 0.75% which, they

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2016 (UNAUDITED)

acknowledged is comparable to the peer group average.  After further discussion, the Trustees concluded that the advisory fee is reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the Adviser and noted that it realized a profit in connection with its relationship with the Fund, but agreed that such profit was reasonable both in terms of percentage of revenue and actual dollars.  They noted that the Adviser did not allocate any incremental cost of managing the strategy, including the salary of portfolio managers, to the Fund, and acknowledged that had such allocation been made, the Fund’s actual profit would be much less, potentially zero.  After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that the Adviser indicated it does not anticipate, based on current and projected asset levels, realizing the benefit of economies of scale during the next 12 months.  The Trustees concluded to monitor the Fund asset levels annually and revisit breakpoints in the future as economies are realized.

Conclusion.  Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that renewal  of the Management Agreement is in the best interests of the Trust and shareholders of the Fund.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2016, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 14, 2016

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date March 14, 2016